Investments in Associates - Additional Information (Detail) € in Thousands, $ in Millions	1 Months Ended		12 Months Ended
	Jan. 31, 2024 USD ($)	Nov. 30, 2018	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)
Disclosure of associates [line items]
Share of profit/(loss) of associates | €			€ (20,060)	€ (18,395)	€ (17,697)
VISEN
Disclosure of associates [line items]
Ownership		50.00%	43.90%
Eyconis
Disclosure of associates [line items]
Ownership	41.60%		41.60%
Commitment from investors | $	$ 150